Note 2 - Basis of Presentation and Summary of Significant Accounting Policy (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Notes Tables
Condensed Financial Statements [Table Text Block]
	Predecessors for the Year Ended December 31, 2019
(in thousands)	HPK LP from August 28, 2019 (Inception) through December 31, 2019	HighPeak I for the Year Ended December 31, 2019	Eliminations	Combined Year Ended December 31, 2019
Operating Revenues:
Crude oil sales	$3,695	$4,154		$7,849
Natural gas and NGL sales	163	103		266
Total operating revenues	3,858	4,257		8,115
Operating Costs and Expenses:
Oil and natural gas production	1,578	1,794		3,372
Production and ad valorem taxes	188	261		449
Exploration and abandonments	33	2,817		2,850
Depletion, depreciation and amortization	1,612	2,657		4,269
Accretion of discount on asset retirement obligations	34	38		72
General and administrative	6,159	2,523		8,682
Total operating costs and expenses	9,604	10,090		19,694
Loss from operations	(5,746)	(5,833)		(11,579)
Equity in losses of affiliate	-	(3,175)	3,175	-
Net loss	$(5,746)	$(9,008)	$3,175	$(11,579)

CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$(5,746)	$(9,008)	$3,175	$(11,579)
Adjustments to reconcile net loss to net cash provided by (used in) operations:
Exploration and abandonment expense	33	2,817	-	2,850
Depletion, depreciation and amortization expense	1,612	2,657	-	4,269
Accretion expense	34	38	-	72
Equity in loss off affiliate	-	3,175	(3,175)	-
Changes in operating assets and liabilities:
Accounts receivable	(1,355)	1,425	-	70
Inventory and other current assets	(88)	(121)	-	(209)
Accounts payable and accrued liabilities	3,010	745	-	3,755
Net cash provided by (used in) operating activities	(2,500)	1,728	-	(772)
CASH FLOWS FROM INVESTING ACTIVITIES:
Additions to oil and natural gas properties	(45,318)	(15,687)	-	(61,005)
Changes in working capital associated with oil and natural gas property additions	19,097	5,585	-	24,682
Acquisitions of oil and natural gas properties	(2,456)	(8,462)	-	(10,918)
Investment in affiliate	-	(7,796)	7,796	-
Issuance of notes receivable	(4,193)	-	-	(4,193)
Net cash used in investing activities	(32,870)	(26,360)	7,796	(51,434)
CASH FLOWS FROM FINANCING ACTIVITIES:
Contributions from partners	58,081	23,738	(7,796)	74,023
Net cash provided by financing activities	58,081	23,738	(7,796)	74,023
Net increase (decrease) in cash and cash equivalents	22,711	(894)	-	21,817
Cash and cash equivalents, beginning of period	-	894	-	894
Cash and cash equivalents, end of period	$22,711	$-	$-	$22,711

Property, Plant and Equipment [Table Text Block]
	June 30, 2021	December 31, 2020
Land	$731	$725
Information technology	208	292
Transportation equipment	92	41
Leasehold improvements	17	24
Field equipment	9	10
Total other property and equipment, net	$1,057	$1,092

	Successor	Predecessors
	December 31, 2020	December 31, 2019
	(in thousands)
Land	$725	$580
Information technology	292	459
Transportation equipment	41	-
Leasehold improvements	24	37
Field equipment	10	12
Total other property and equipment, net	$1,092	$1,088